Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.60%
Communication Services - 4.13%
AMC Networks, Inc.,
Class A* 97,636 $ 3,966,951
ATN International, Inc. 49,500 1,974,060
Audacy, Inc.* 256,680 741,805
Beasley Broadcast Group,
Inc., Class A* 65,000 114,400
Consolidated
Communications
Holdings, Inc.* 214,800 1,267,320
Cumulus Media, Inc.,
Class A* 63,200 628,840
DallasNews Corp. 6,614 46,033
DHI Group, Inc.* 98,500 586,075
EchoStar Corp., Class A* 163,300 3,974,722
Entravision
Communications Corp.,
Class A 162,300 1,040,343
EW Scripps Co. (The),
Class A* 188,100 3,910,599
Fluent, Inc.* 170,000 353,600
Gannett Co., Inc.* 437,700 1,974,027
Gray Television, Inc. 218,000 4,811,260
iHeartMedia, Inc., Class A* 75,000 1,419,750
Lions Gate Entertainment
Corp., Class A* 90,000 1,462,500
Saga Communications,
Inc., Class A 15,100 345,035
Salem Media Group, Inc.* 31,200 105,768
Scholastic Corp. 101,100 4,072,308
SPAR Group, Inc.* 44,000 57,200
Spok Holdings, Inc. 10,000 79,800
Telephone and Data
Systems, Inc. 229,200 4,327,296
Townsquare Media, Inc.,
Class A* 40,700 520,553
TrueCar, Inc.* 200,000 790,000
Urban One, Inc.* 105,000 540,750
39,110,995
Consumer Discretionary - 12.33%
Aaron's Co., Inc. (The) 55,000 1,104,400
Abercrombie & Fitch Co.,
Class A* 120,600 3,857,994
Adient PLC*+ 54,550 2,224,003
Adtalem Global Education,
Inc.* 78,000 2,317,380
AMCON Distributing Co. 1,650 256,245
American Axle &
Manufacturing Holdings,
Inc.* 285,900 2,218,584
American Outdoor Brands,
Inc.* 16,000 210,080
Industry Company Shares Value
Consumer Discretionary (continued)
Ark Restaurants Corp.* 8,500 $ 156,995
Asbury Automotive Group,
Inc.*+ 16,000 2,563,200
Bassett Furniture
Industries, Inc. 17,909 296,573
Beazer Homes USA, Inc.* 56,500 859,930
Bed Bath & Beyond, Inc.*+ 127,500 2,872,575
Big 5 Sporting Goods
Corp.+ 112,200 1,924,230
Big Lots, Inc. 70,500 2,439,300
Biglari Holdings, Inc.,
Class B* 6,700 968,887
Bluegreen Vacations
Holding Corp.* 47,328 1,399,489
Build-A-Bear Workshop,
Inc. 40,000 731,200
Carrols Restaurant Group,
Inc. 149,673 338,261
Cato Corp. (The), Class A 78,000 1,143,480
Century Casinos, Inc.* 52,700 629,765
Century Communities, Inc. 75,000 4,017,750
China Automotive
Systems, Inc.* 45,550 138,928
Chuy's Holdings, Inc.* 25,000 675,000
Citi Trends, Inc.* 21,020 643,738
Conn's, Inc.*+ 96,600 1,488,606
Container Store Group,
Inc. (The)* 157,050 1,283,098
Cooper-Standard
Holdings, Inc.* 24,500 214,865
Crown Crafts, Inc. 30,050 195,625
Culp, Inc. 16,000 127,040
Delta Apparel, Inc.* 23,700 706,023
Dillard's, Inc., Class A 31,200 8,373,768
Dixie Group, Inc. (The)* 33,550 104,005
Ethan Allen Interiors, Inc. 43,600 1,136,652
Ever-Glory International
Group, Inc.* 31,500 57,960
Express, Inc.* 63,500 226,060
Fiesta Restaurant Group,
Inc.* 29,500 220,512
Flanigan's Enterprises, Inc.* 2,500 86,750
Flexsteel Industries, Inc.+ 8,500 164,050
Fossil Group, Inc.*+ 79,800 769,272
Full House Resorts, Inc.* 6,100 58,621
Genesco, Inc.* 33,600 2,137,296
G-III Apparel Group, Ltd.* 116,700 3,156,735
Golden Entertainment, Inc.* 37,000 2,148,590
Good Times Restaurants,
Inc.* 4,300 15,050
Group 1 Automotive, Inc.+ 18,250 3,062,898
Guess?, Inc.+ 23,900 522,215

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Haverty Furniture Cos., Inc. 44,659 $ 1,224,550
Hibbett, Inc. 31,500 1,396,710
Hooker Furnishings Corp. 15,900 301,146
Lakeland Industries, Inc.* 19,250 369,408
Lands' End, Inc.* 64,900 1,098,108
La-Z-Boy, Inc. 60,000 1,582,200
Lazydays Holdings, Inc.*+ 47,408 956,693
Lifetime Brands, Inc. 57,449 737,645
Lincoln Educational
Services Corp.* 50,000 357,500
Live Ventures, Inc.*+ 7,200 306,072
LL Flooring Holdings,
Inc.*+ 54,500 764,090
M/I Homes, Inc.* 54,300 2,408,205
MarineMax, Inc.* 72,900 2,934,954
Modine Manufacturing Co.* 161,900 1,458,719
Motorcar Parts of America,
Inc.* 35,000 624,050
Movado Group, Inc. 67,900 2,651,495
ODP Corp. (The)* 102,390 4,692,534
Perdoceo Education Corp.* 85,200 978,096
Rocky Brands, Inc. 18,850 783,971
Shoe Carnival, Inc. 61,200 1,784,592
Signet Jewelers, Ltd.+ 81,000 5,888,700
Smith & Wesson Brands,
Inc. 110,000 1,664,300
Sonic Automotive, Inc.,
Class A 67,000 2,848,170
Strategic Education, Inc. 15,000 995,700
Strattec Security Corp.* 17,300 644,771
Superior Group of Cos.,
Inc. 38,500 687,225
Tenneco, Inc., Class A* 113,700 2,082,984
Tilly's, Inc., Class A 36,900 345,384
TravelCenters of America,
Inc.* 40,730 1,749,761
Tri Pointe Homes, Inc.* 160,000 3,212,800
Unifi, Inc.* 45,000 814,500
Unique Fabricating, Inc.* 14,500 27,550
Universal Technical
Institute, Inc.* 123,100 1,089,435
Vera Bradley, Inc.* 80,350 616,285
Vince Holding Corp.*+ 15,000 121,950
Vista Outdoor, Inc.* 106,000 3,783,140
VOXX International Corp.* 52,164 520,075
Weyco Group, Inc. 22,500 556,200
Xcel Brands, Inc.* 20,000 29,800
Zovio, Inc.* 79,000 64,788
Zumiez, Inc.* 37,800 1,444,338
116,842,272
Industry Company Shares Value
Consumer Staples - 3.70%
Alico, Inc. 13,100 $ 492,036
Andersons, Inc. (The) 75,116 3,775,330
Central Garden & Pet Co.,
Class A* 21,200 864,536
Coffee Holding Co., Inc. 20,000 68,200
Edgewell Personal Care
Co. 100,000 3,667,000
Fresh Del Monte Produce,
Inc.+ 109,000 2,824,190
Hostess Brands, Inc.* 37,600 824,944
Ingles Markets, Inc.,
Class A 53,750 4,786,438
Lifeway Foods, Inc.* 2,000 14,440
Natural Alternatives
International, Inc.* 16,800 193,536
Natural Grocers by Vitamin
Cottage, Inc. 46,100 903,560
Oil-Dri Corp. of America 11,242 322,083
Rite Aid Corp.*+ 147,500 1,290,625
Seneca Foods Corp.,
Class A* 25,450 1,311,693
SpartanNash Co.+ 117,782 3,885,628
United Natural Foods, Inc.* 117,000 4,837,950
Village Super Market, Inc.,
Class A 5,500 134,750
Weis Markets, Inc. 66,600 4,756,572
Willamette Valley
Vineyards, Inc.* 8,000 72,240
35,025,751
Energy - 18.39%
Adams Resources &
Energy, Inc. 10,600 407,994
Alto Ingredients, Inc.*+ 115,000 784,300
Antero Resources Corp.* 479,000 14,623,870
Arch Resources, Inc.+ 6,000 824,280
Archrock, Inc. 297,700 2,747,771
Ardmore Shipping Corp.* 47,700 214,650
Berry Corp. 203,242 2,097,457
Bristow Group, Inc.* 70,500 2,614,140
Centennial Resource
Development, Inc.,
Class A* 822,600 6,638,382
Civitas Resources, Inc.+ 66,800 3,988,628
Comstock Resources, Inc.* 370,000 4,828,500
CONSOL Energy, Inc.* 100,200 3,770,526
CVR Energy, Inc. 98,000 2,502,920
Delek US Holdings, Inc.* 150,500 3,193,610
DHT Holdings, Inc. 482,900 2,800,820
Dorian LPG, Ltd. 123,029 1,782,690

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Earthstone Energy, Inc.,
Class A* 147,055 $ 1,857,305
Epsilon Energy, Ltd. 60,000 387,000
Exterran Corp.* 8,000 49,680
Forum Energy
Technologies, Inc.* 7,000 160,300
Frontline, Ltd.*+ 465,000 4,092,000
Geospace Technologies
Corp.* 100,600 578,450
Golar LNG, Ltd.* 248,390 6,155,104
Gran Tierra Energy, Inc.* 600,000 942,000
Green Plains, Inc.*+ 76,450 2,370,715
Hallador Energy Co.* 153,900 538,650
Helix Energy Solutions
Group, Inc.*+ 430,000 2,055,400
International Seaways,
Inc.+ 65,993 1,190,514
Murphy Oil Corp. 181,500 7,330,785
Nabors Industries, Ltd.* 24,000 3,665,280
NACCO Industries, Inc.,
Class A 16,450 645,169
National Energy Services
Reunited Corp.* 225,200 1,891,680
Natural Gas Services
Group, Inc.* 61,800 736,038
Navigator Holdings, Ltd.* 59,100 721,611
NCS Multistage Holdings,
Inc.* 2,000 100,120
Newpark Resources, Inc.* 265,000 969,900
Nine Energy Service, Inc.* 65,000 243,100
Oil States International,
Inc.* 146,000 1,014,700
Overseas Shipholding
Group, Inc., Class A* 215,916 451,265
Par Pacific Holdings, Inc.* 48,800 635,376
Patterson-UTI Energy, Inc. 335,000 5,185,800
PBF Energy, Inc., Class A* 299,400 7,296,378
PDC Energy, Inc. 71,200 5,174,816
PHX Minerals, Inc. 9,350 28,611
ProPetro Holding Corp.* 247,310 3,445,028
Range Resources Corp.* 250,000 7,595,000
Ranger Energy Services,
Inc.* 23,500 240,875
REX American Resources
Corp.* 7,850 781,860
Ring Energy, Inc.*+ 529,000 2,020,780
RPC, Inc.* 232,000 2,475,440
SandRidge Energy, Inc.* 103,000 1,650,060
Scorpio Tankers, Inc.+ 136,690 2,922,432
SEACOR Marine
Holdings, Inc.* 4,000 32,280
Industry Company Shares Value
Energy (continued)
Select Energy Services,
Inc., Class A* 149,000 $ 1,276,930
SFL Corp., Ltd. 389,812 3,968,286
SilverBow Resources, Inc.* 37,000 1,184,000
SM Energy Co. 175,000 6,816,250
Smart Sand, Inc.* 145,400 501,630
Solaris Oilfield
Infrastructure, Inc.,
Class A 65,000 733,850
Talos Energy, Inc.* 207,100 3,270,109
Teekay Corp.* 520,000 1,648,400
Teekay Tankers, Ltd.,
Class A*+ 50,000 692,000
Transocean, Ltd.* 931,300 4,256,041
US Silica Holdings, Inc.* 249,500 4,655,670
VAALCO Energy, Inc. 159,900 1,044,147
Weatherford International
PLC* 148,000 4,928,400
Whiting Petroleum Corp. 56,500 4,605,315
World Fuel Services Corp. 118,156 3,194,938
174,228,006
Financials - 32.36%
1st Source Corp. 58,800 2,719,500
ACNB Corp. 9,100 318,045
Alerus Financial Corp. 33,700 931,468
Allegiance Bancshares,
Inc. 31,131 1,390,933
Amalgamated Financial
Corp. 54,600 981,162
A-Mark Precious Metals,
Inc. 11,500 889,410
Amerant Bancorp, Inc. 52,850 1,669,532
American National
Bankshares, Inc. 31,000 1,168,080
AmeriServ Financial, Inc. 66,000 266,640
Ames National Corp. 8,000 198,880
Argo Group International
Holdings, Ltd. 65,594 2,707,720
Associated Capital Group,
Inc., Class A 28,827 1,208,140
Atlantic American Corp. 1,204 3,732
Auburn National BanCorp,
Inc. 7,374 243,416
Axos Financial, Inc.* 84,000 3,896,760
Banc of California, Inc. 124,150 2,403,544
Banco Latinoamericano de
Comercio Exterior SA,
Class E 70,188 1,093,529
Bank of Marin Bancorp 9,340 327,554
Bank of NT Butterfield &
Son, Ltd. (The) 82,500 2,960,100

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Bank of Princeton (The) 22,500 $ 649,125
Bank of the James
Financial Group, Inc. 4,000 58,400
Bank7 Corp. 23,100 545,622
BankFinancial Corp. 29,000 300,440
Bankwell Financial Group,
Inc. 14,000 473,620
Banner Corp. 62,000 3,628,860
Bar Harbor Bankshares 30,541 874,083
BayCom Corp. 15,300 333,081
BCB Bancorp, Inc. 50,900 928,925
Berkshire Hills Bancorp,
Inc. 88,810 2,572,826
Broadway Financial Corp.* 280,000 445,200
Brookline Bancorp, Inc. 108,500 1,716,470
Business First Bancshares,
Inc. 30,000 729,900
Byline Bancorp, Inc. 81,200 2,166,416
C&F Financial Corp. 6,800 340,748
Camden National Corp. 45,700 2,149,728
Capital Bancorp, Inc. 46,850 1,070,991
Capital City Bank Group,
Inc. 26,000 685,360
Capstar Financial
Holdings, Inc. 35,000 737,800
Carter Bankshares, Inc.* 49,700 863,289
CB Financial Services,
Inc.+ 9,700 228,435
Central Pacific Financial
Corp. 30,000 837,000
Central Valley Community
Bancorp 26,900 628,115
CF Bankshares, Inc. 1,000 22,200
Chemung Financial Corp. 11,593 541,277
ChoiceOne Financial
Services, Inc. 1,000 25,060
Citizens Community
Bancorp, Inc. 47,500 717,725
Citizens Holding Co. 3,400 65,620
Citizens, Inc.*+ 114,500 485,480
Civista Bancshares, Inc. 34,821 839,186
CNB Financial Corp. 18,000 473,760
Codorus Valley Bancorp,
Inc. 37,971 835,362
Cohen & Co., Inc.+ 4,500 72,675
Community Financial Corp.
(The) 5,840 233,600
Community Trust Bancorp,
Inc. 36,300 1,495,560
Community West
Bancshares 28,821 403,782
ConnectOne Bancorp, Inc. 71,854 2,300,047
Industry Company Shares Value
Financials (continued)
Consumer Portfolio
Services, Inc.* 110,500 $ 1,122,680
Cowen, Inc., Class A 74,700 2,024,370
Crawford & Co., Class A 42,900 324,324
Crawford & Co., Class B 101 736
CrossFirst Bankshares,
Inc.* 77,200 1,216,672
Curo Group Holdings
Corp. 40,000 522,000
Customers Bancorp, Inc.* 82,900 4,322,406
Dime Community
Bancshares, Inc. 55,920 1,933,154
Donegal Group, Inc.,
Class A 60,100 805,941
Donnelley Financial
Solutions, Inc.* 48,900 1,626,414
Eagle Bancorp Montana,
Inc. 15,200 339,416
Eagle Bancorp, Inc. 37,500 2,137,875
Elevate Credit, Inc.* 114,500 350,370
Emclaire Financial Corp. 700 26,264
Employers Holdings, Inc. 60,300 2,473,506
Encore Capital Group,
Inc.* 76,600 4,805,118
Enova International, Inc.* 69,900 2,654,103
Enterprise Bancorp, Inc. 14,275 572,713
Enterprise Financial
Services Corp. 41,436 1,960,337
Equity Bancshares, Inc.,
Class A 59,300 1,915,983
Esquire Financial Holdings,
Inc.* 11,500 386,515
ESSA Bancorp, Inc. 33,100 594,145
EZCORP, Inc., Class A* 225,000 1,359,000
Farmers National Banc
Corp. 62,500 1,066,250
Federal Agricultural
Mortgage Corp., Class C 22,600 2,451,648
FG Financial Group, Inc.* 10,000 26,100
Financial Institutions, Inc. 46,300 1,395,019
First BanCorp 332,000 4,355,840
First Bancorp, Inc. (The) 5,000 150,400
First Bancorp/Southern
Pines NC 14,668 612,682
First Bancshares, Inc.
(The) 48,100 1,619,046
First Bank 42,622 606,085
First Busey Corp. 104,500 2,648,030
First Business Financial
Services, Inc. 32,508 1,066,587
First Capital, Inc. 10,000 386,500

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
First Commonwealth
Financial Corp. 145,000 $ 2,198,200
First Community
Bankshares, Inc. 22,000 620,620
First Financial Bancorp 150,000 3,457,500
First Financial Corp. 17,495 757,184
First Financial Northwest,
Inc. 20,700 354,177
First Guaranty Bancshares,
Inc. 14,713 352,229
First Internet Bancorp 21,200 911,812
First Interstate
BancSystem, Inc.,
Class A 72,289 2,658,067
First Merchants Corp. 67,900 2,824,640
First Mid Bancshares, Inc. 22,000 846,780
First National Corp. 21,000 441,000
First Northwest Bancorp 19,100 421,919
First of Long Island Corp.
(The) 31,000 603,260
First Savings Financial
Group, Inc. 1,000 24,540
First United Corp. 10,825 243,887
First US Bancshares, Inc. 5,000 58,100
First Western Financial,
Inc.* 6,000 187,560
Flushing Financial Corp. 65,141 1,455,901
FNCB Bancorp, Inc. 68,600 649,642
Franklin Financial Services
Corp. 6,000 201,480
FS Bancorp, Inc. 1,500 46,500
FVCBankcorp, Inc.* 14,200 294,650
Genworth Financial, Inc.,
Class A* 915,000 3,458,700
Great Elm Capital Corp. 144 2,123
Great Southern Bancorp,
Inc. 22,300 1,315,923
Guaranty Bancshares, Inc. 8,800 308,000
Guaranty Federal
Bancshares, Inc. 500 15,715
Guild Holdings Co.,
Class A 37,000 379,620
Hallmark Financial
Services, Inc.* 62,000 225,060
Hanmi Financial Corp. 54,000 1,328,940
HarborOne Bancorp, Inc. 89,000 1,247,780
Hawthorn Bancshares, Inc. 14,037 354,855
HCI Group, Inc. 11,500 784,070
Heartland Financial USA,
Inc. 68,350 3,269,181
Hennessy Advisors, Inc.+ 6,000 60,720
Heritage Commerce Corp. 75,000 843,750
Industry Company Shares Value
Financials (continued)
Heritage Financial Corp. 53,600 $ 1,343,216
Heritage Insurance
Holdings, Inc. 48,500 346,290
HMN Financial, Inc. 18,500 458,060
Home Bancorp, Inc. 21,097 860,547
HomeStreet, Inc. 46,500 2,203,170
Hope Bancorp, Inc. 271,500 4,365,720
Horace Mann Educators
Corp. 66,082 2,764,210
Horizon Bancorp, Inc. 122,342 2,284,125
Impac Mortgage Holdings,
Inc.* 3,000 2,250
Independent Bank Corp. 40,500 891,000
Independent Bank Group,
Inc. 35,350 2,515,506
Investar Holding Corp. 29,000 553,610
Investors Title Co. 2,500 508,025
Kingstone Cos., Inc. 24,000 127,680
Lakeland Bancorp, Inc. 96,371 1,609,396
Landmark Bancorp, Inc. 8,641 227,518
LCNB Corp. 25,200 442,512
LendingClub Corp.* 96,600 1,524,348
Level One Bancorp, Inc. 10,000 399,300
Limestone Bancorp, Inc. 23,300 486,038
Logan Ridge Finance
Corp.* 8,800 198,528
Luther Burbank Corp. 98,900 1,314,381
Macatawa Bank Corp. 9,000 81,090
MainStreet Bancshares,
Inc. 4,040 98,212
Malvern Bancorp, Inc.* 8,700 140,157
Manning & Napier, Inc. 116,000 1,056,760
Mercantile Bank Corp. 26,500 938,630
Merchants Bancorp 56,289 1,541,193
Meridian Corp. 19,500 625,755
Meta Financial Group, Inc. 68,434 3,758,395
Metrocity Bankshares, Inc. 19,409 455,723
Metropolitan Bank Holding
Corp.* 16,700 1,699,559
Mid Penn Bancorp, Inc. 13,500 361,935
Middlefield Banc Corp. 13,300 330,106
Midland States Bancorp,
Inc. 56,617 1,633,967
MidWestOne Financial
Group, Inc. 24,100 797,710
Mr Cooper Group, Inc.* 33,019 1,507,978
MVB Financial Corp. 22,600 937,900
National Western Life
Group, Inc., Class A 6,150 1,293,960
Navient Corp. 277,000 4,720,080
NI Holdings, Inc.* 28,000 474,880
Nicholas Financial, Inc.* 19,400 198,850

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Nicolet Bankshares, Inc.* 22,097 $ 2,067,616
NMI Holdings, Inc.,
Class A* 190,000 3,917,800
Northfield Bancorp, Inc. 75,000 1,077,000
Northrim BanCorp, Inc. 10,773 469,380
Northwest Bancshares,
Inc. 100,000 1,351,000
Oak Valley Bancorp 26,720 492,984
OceanFirst Financial Corp. 159,496 3,205,870
Ocwen Financial Corp.* 20,320 482,803
OFG Bancorp 91,000 2,424,240
Ohio Valley Banc Corp. 6,000 181,200
Old National Bancorp 164,372 2,692,413
Old Point Financial Corp. 5,100 124,950
Old Second Bancorp, Inc. 41,500 602,165
OP Bancorp 28,000 387,800
Oportun Financial Corp.* 84,900 1,219,164
Oppenheimer Holdings,
Inc., Class A 39,319 1,713,522
Orrstown Financial
Services, Inc. 13,500 309,555
Pacific Premier Bancorp,
Inc. 99,800 3,527,930
Parke Bancorp, Inc. 32,059 756,913
Patriot National Bancorp,
Inc.* 6,500 110,045
PCB Bancorp 36,300 833,085
Peapack-Gladstone
Financial Corp. 29,868 1,037,913
Penns Woods Bancorp,
Inc. 14,200 346,906
Peoples Bancorp of North
Carolina, Inc. 12,880 369,656
Peoples Bancorp, Inc. 55,309 1,731,725
Peoples Financial Services
Corp. 11,700 590,616
Piper Sandler Cos. 21,800 2,861,250
Plumas Bancorp 2,000 76,200
PRA Group, Inc.* 56,000 2,524,480
Preferred Bank 19,400 1,437,346
Premier Financial Corp. 89,400 2,711,502
Primis Financial Corp. 43,600 609,528
ProAssurance Corp. 103,100 2,771,328
Provident Bancorp, Inc. 28,000 454,160
Provident Financial
Holdings, Inc. 44,710 739,503
Provident Financial
Services, Inc. 112,625 2,635,425
Prudential Bancorp, Inc. 957 15,752
QCR Holdings, Inc. 27,600 1,561,884
Randolph Bancorp, Inc. 2,500 66,025
RBB Bancorp 76,500 1,796,985
Industry Company Shares Value
Financials (continued)
Red River Bancshares, Inc. 1,350 $ 71,428
Regional Management
Corp. 29,100 1,413,387
Renasant Corp. 90,000 3,010,500
Republic Bancorp, Inc.,
Class A 33,880 1,522,567
Republic First Bancorp,
Inc.* 140,000 722,400
Rhinebeck Bancorp, Inc.* 35,000 355,250
Riverview Bancorp, Inc. 62,478 471,709
S&T Bancorp, Inc. 83,199 2,461,026
Safety Insurance Group,
Inc. 36,972 3,358,906
Salisbury Bancorp, Inc. 1,683 94,248
Sandy Spring Bancorp,
Inc. 40,700 1,828,244
SB Financial Group, Inc. 26,478 527,177
Security National Financial
Corp., Class A* 17,885 178,850
Shore Bancshares, Inc. 36,421 745,902
Sierra Bancorp 55,000 1,373,900
SiriusPoint, Ltd.* 279,000 2,086,920
SmartFinancial, Inc. 40,500 1,035,990
Sound Financial Bancorp,
Inc. 10,200 388,926
South Plains Financial, Inc. 35,000 930,300
Southern Missouri
Bancorp, Inc. 14,300 714,285
SouthState Corp. 13,007 1,061,241
Spirit of Texas Bancshares,
Inc. 38,100 1,001,268
Stewart Information
Services Corp. 64,900 3,933,589
StoneX Group, Inc.* 41,200 3,058,276
Summit Financial Group,
Inc. 19,100 488,769
Summit State Bank 17,875 304,411
SuRo Capital Corp. 36,295 313,226
SWK Holdings Corp.* 39,595 668,364
Territorial Bancorp, Inc. 22,500 540,000
Timberland Bancorp, Inc. 16,725 451,742
Tiptree, Inc. 81,700 1,049,845
TriCo Bancshares 47,000 1,881,410
TriState Capital Holdings,
Inc.* 45,000 1,495,350
TrustCo Bank Corp. NY 17,400 555,582
Trustmark Corp. 120,700 3,668,073
Union Bankshares, Inc. 400 12,300
United Bancorp, Inc. 10,000 180,300
United Bancshares, Inc. 517 16,627
United Fire Group, Inc. 64,500 2,004,015
Unity Bancorp, Inc. 28,700 803,026

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Universal Insurance
Holdings, Inc. 116,895 $ 1,576,914
Univest Financial Corp. 64,400 1,723,344
Velocity Financial, Inc.* 37,300 408,062
Veritex Holdings, Inc. 93,000 3,549,810
Virginia National
Bankshares Corp. 1,687 58,202
Walker & Dunlop, Inc. 32,775 4,241,741
Washington Federal, Inc. 95,000 3,117,900
Waterstone Financial, Inc. 34,900 674,966
Western New England
Bancorp, Inc. 85,365 763,163
Westwood Holdings
Group, Inc. 15,364 235,376
World Acceptance Corp.* 10,900 2,091,056
WSFS Financial Corp. 22,000 1,025,640
306,525,619
Health Care - 1.48%
AlerisLife, Inc.* 103,500 222,525
American Shared Hospital
Services* 8,500 19,890
Brookdale Senior Living,
Inc.* 285,500 2,012,775
CynergisTek, Inc.* 40,000 53,600
FONAR Corp.* 8,400 155,820
Great Elm Group, Inc.* 10,000 18,100
Lannett Co., Inc.*+ 35,400 27,892
MEDNAX, Inc.* 32,500 763,100
National HealthCare Corp. 24,500 1,720,635
Ovid therapeutics, Inc.* 35,900 112,726
Owens & Minor, Inc. 95,000 4,181,900
Prestige Consumer
Healthcare, Inc.* 40,000 2,117,600
SunLink Health Systems,
Inc.* 3,500 5,110
Surgery Partners, Inc.*+ 46,100 2,537,805
XBiotech, Inc. 5,000 43,200
13,992,678
Industrials - 15.67%
Acacia Research Corp.* 104,500 471,295
ACCO Brands Corp. 269,800 2,158,400
Acme United Corp. 9,300 313,875
Air Transport Services
Group, Inc.* 68,300 2,284,635
Allegiant Travel Co.* 16,900 2,744,391
Apogee Enterprises, Inc. 37,000 1,756,020
ARC Document Solutions,
Inc. 178,850 697,515
ArcBest Corp. 45,400 3,654,700
Industry Company Shares Value
Industrials (continued)
Art's-Way Manufacturing
Co., Inc.* 15,000 $ 82,800
Atlas Air Worldwide
Holdings, Inc.* 49,400 4,266,678
BGSF, Inc. 9,600 126,432
BlueLinx Holdings, Inc.* 12,600 905,688
Boise Cascade Co. 76,900 5,342,243
BrightView Holdings, Inc.* 191,000 2,599,510
Caesarstone, Ltd. 96,400 1,014,128
Chicago Rivet & Machine
Co. 1,000 26,180
Civeo Corp.* 34,500 814,373
CompX International, Inc. 1,500 35,280
Concrete Pumping
Holdings, Inc.* 66,000 442,200
Cornerstone Building
Brands, Inc.* 150,400 3,657,728
Costamare, Inc. 367,400 6,264,170
Covenant Logistics Group,
Inc. 68,850 1,482,341
DLH Holdings Corp.* 49,050 929,007
DXP Enterprises, Inc.* 25,000 677,250
Eagle Bulk Shipping, Inc.+ 34,400 2,342,984
Eastern Co. (The) 12,404 288,889
EnPro Industries, Inc. 20,600 2,013,238
Genco Shipping & Trading,
Ltd. 142,300 3,361,126
GMS, Inc.* 74,000 3,682,980
Granite Construction,
Inc.+ 21,000 688,800
Greenbrier Cos., Inc. (The) 62,400 3,214,224
H&E Equipment Services,
Inc. 42,000 1,827,840
Hawaiian Holdings, Inc.* 100,000 1,970,000
Heidrick & Struggles
International, Inc. 35,000 1,385,300
Herc Holdings, Inc. 44,000 7,351,960
Hub Group, Inc., Class A* 12,500 965,125
Hudson Technologies, Inc.* 63,300 393,093
Hurco Cos., Inc. 5,372 169,325
Huttig Building Products,
Inc.* 21,900 233,454
Innovate Corp.* 205,774 759,306
Interface, Inc. 103,500 1,404,495
KAR Auction Services,
Inc.* 220,000 3,971,000
Kelly Services, Inc.,
Class A 66,400 1,440,216
L B Foster Co., Class A* 29,600 454,952
Limbach Holdings, Inc.* 30,200 209,890
LS Starrett Co. (The),
Class A* 8,068 62,043

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
LSI Industries, Inc. 50,000 $ 300,000
Manitowoc Co., Inc. (The)* 123,050 1,855,594
Matthews International
Corp., Class A 39,700 1,284,692
Maxar Technologies, Inc. 104,500 4,123,570
Mayville Engineering Co.,
Inc.* 40,210 376,768
Mega Matrix Corp.+ 21,500 43,000
Mesa Air Group, Inc.* 127,500 561,000
Miller Industries, Inc. 18,700 526,592
MillerKnoll, Inc.+ 31,680 1,094,861
Mistras Group, Inc.* 81,150 536,401
MRC Global, Inc.* 178,200 2,122,362
MYR Group, Inc.* 30,700 2,887,028
NL Industries, Inc. 107,800 775,082
NN, Inc.* 70,000 201,600
Northwest Pipe Co.* 30,500 776,225
NOW, Inc.* 192,700 2,125,481
Orion Group Holdings,
Inc.* 65,422 162,247
P&F Industries, Inc.,
Class A* 492 2,962
PAM Transportation
Services, Inc.* 40,000 1,390,000
Pangaea Logistics
Solutions, Ltd. 169,800 944,088
Park-Ohio Holdings Corp. 32,916 463,128
Patriot Transportation
Holding, Inc. 7,500 59,850
Performant Financial Corp.* 100,000 311,000
Perma-Pipe International
Holdings, Inc.* 15,000 141,450
Powell Industries, Inc. 20,000 388,400
Preformed Line Products
Co. 4,600 291,732
Primoris Services Corp. 127,800 3,044,196
Quad/Graphics, Inc.* 123,757 858,874
Quanex Building Products
Corp. 42,000 881,580
Quest Resource Holding
Corp.* 15,000 92,250
RCM Technologies, Inc.* 22,000 216,920
Resources Connection,
Inc. 20,000 342,800
REV Group, Inc. 127,500 1,708,500
Rush Enterprises, Inc.,
Class A 64,050 3,260,785
Rush Enterprises, Inc.,
Class B 19,050 921,067
Safe Bulkers, Inc. 466,900 2,222,444
Servotronics, Inc.* 1,500 21,981
SIFCO Industries, Inc.* 6,500 32,230
Industry Company Shares Value
Industrials (continued)
SkyWest, Inc.* 146,500 $ 4,226,525
Steelcase, Inc., Class A 190,000 2,270,500
Sterling Construction Co.,
Inc.* 64,800 1,736,640
Team, Inc.* 115,100 254,371
Terex Corp. 50,000 1,783,000
Textainer Group Holdings,
Ltd. 140,400 5,345,028
Titan International, Inc.* 67,900 1,000,167
Titan Machinery, Inc.* 92,000 2,599,920
TrueBlue, Inc.* 60,250 1,740,622
Tutor Perini Corp.* 97,200 1,049,760
Ultralife Corp.* 55,000 295,350
Universal Logistics
Holdings, Inc. 4,108 82,776
US Xpress Enterprises,
Inc., Class A* 130,000 504,400
USA Truck, Inc.* 47,200 972,320
Vectrus, Inc.* 24,000 860,640
Veritiv Corp.* 31,900 4,261,521
Volt Information Sciences,
Inc.* 14,200 84,916
Wabash National Corp. 27,100 402,164
Williams Industrial
Services Group, Inc.* 51,200 101,888
Willis Lease Finance
Corp.* 17,634 567,638
148,425,965
Information Technology - 4.12%
Alpha & Omega
Semiconductor, Ltd.* 36,905 2,016,858
AstroNova, Inc.* 15,241 231,206
Bel Fuse, Inc., Class B 29,272 522,213
Benchmark Electronics,
Inc. 90,100 2,256,104
BM Technologies, Inc.*+ 7,540 64,467
Computer Task Group,
Inc.* 25,000 244,250
Conduent, Inc.* 590,200 3,045,432
Daktronics, Inc.* 79,000 303,360
Ebix, Inc.+ 41,600 1,379,040
Franklin Wireless Corp.* 28,000 111,580
Greenidge Generation
Holdings, Inc.* 5,175 44,505
Information Services
Group, Inc. 63,600 433,116
Innodata, Inc.* 200 1,398
Kimball Electronics, Inc.* 57,100 1,141,429
Methode Electronics, Inc. 40,000 1,730,000
NETGEAR, Inc.* 50,000 1,234,000

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
NetScout Systems, Inc.* 143,600 $ 4,606,688
NetSol Technologies, Inc.* 35,100 135,135
Network-1 Technologies,
Inc. 100,100 261,261
Photronics, Inc.* 118,670 2,013,830
Pineapple Holdings, Inc.+ 3,750 23,438
Ribbon Communications,
Inc.* 180,013 556,240
Sanmina Corp.* 105,400 4,260,268
ScanSource, Inc.* 48,500 1,687,315
SigmaTron International,
Inc.*+ 11,615 79,330
StarTek, Inc.* 124,500 551,535
Steel Connect, Inc.* 57,645 74,362
Super Micro Computer,
Inc.* 73,000 2,779,110
Trio-Tech International* 19,600 141,218
TTM Technologies, Inc.* 194,902 2,888,448
VirnetX Holding Corp.*+ 70,000 114,100
Wayside Technology
Group, Inc. 15,700 536,940
WidePoint Corp.* 11,000 41,580
Xperi Holding Corp. 203,000 3,515,960
39,025,716
Materials - 6.86%
Advanced Emissions
Solutions, Inc.* 60,000 373,200
AdvanSix, Inc. 70,400 3,596,736
AgroFresh Solutions, Inc.* 78,900 149,910
Allegheny Technologies,
Inc.* 30,000 805,200
Alpha Metallurgical
Resources, Inc.* 6,200 818,152
American Vanguard Corp. 103,000 2,092,960
Ampco-Pittsburgh Corp.* 51,200 323,072
Caledonia Mining Corp.
PLC+ 13,000 197,730
Carpenter Technology
Corp. 84,000 3,526,320
Century Aluminum Co.* 150,000 3,946,500
Clearwater Paper Corp.* 44,400 1,244,532
Core Molding
Technologies, Inc.* 17,000 182,920
Friedman Industries, Inc. 32,900 289,849
FutureFuel Corp. 62,000 603,260
Glatfelter Corp. 115,000 1,423,700
Greif, Inc., Class A 15,000 975,900
Haynes International, Inc. 20,000 852,000
Intrepid Potash, Inc.* 34,601 2,842,126
Koppers Holdings, Inc. 51,000 1,403,520
Industry Company Shares Value
Materials (continued)
Mercer International, Inc. 194,950 $ 2,719,552
Minerals Technologies, Inc. 19,500 1,289,925
Olympic Steel, Inc. 24,300 934,578
Ramaco Resources, Inc. 79,900 1,262,420
Rayonier Advanced
Materials, Inc.* 232,400 1,526,868
Resolute Forest Products,
Inc. 193,000 2,491,630
Ryerson Holding Corp. 105,700 3,701,614
Schnitzer Steel Industries,
Inc., Class A 86,800 4,508,392
SunCoke Energy, Inc. 300,000 2,673,000
Synalloy Corp.* 29,748 477,455
TimkenSteel Corp.* 136,687 2,990,712
Trecora Resources* 55,002 465,317
Tredegar Corp. 47,600 570,724
Trinseo PLC 82,000 3,929,440
Tronox Holdings PLC,
Class A 220,000 4,353,800
Universal Stainless & Alloy
Products, Inc.* 16,750 145,390
Valhi, Inc. 58,835 1,724,454
Warrior Met Coal, Inc. 96,000 3,562,560
64,975,418
Real Estate - 0.56%
AMREP Corp.* 29,900 404,248
Forestar Group, Inc.* 1 18
RE/MAX Holdings, Inc.,
Class A 30,000 831,900
Realogy Holdings Corp.*+ 258,818 4,058,266
5,294,432
TOTAL COMMON STOCKS - 99.60% 943,446,852
(Cost $613,962,026)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%***+ 529 12,326
TOTAL PREFERRED STOCK - 0.00% 12,326
(Cost $11,003)
.
Rights - 0.00%
Pineapple Holdings, Inc.,
CVR*
∆
# 3,750 —
ZAGG, Inc., CVR*
∆
# 30,000 —
TOTAL RIGHTS - 0.00% —
(Cost $ — )

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
.
Warrants - 0.02%
Nabors Industries, Ltd.,
expiring 06/11/26* 5,200 $ 119,600
TOTAL WARRANTS - 0.02% 119,600
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.05%
Fidelity Investments Money
Market Government
Portfolio Class I 0.12% 455,517
455,517
TOTAL MONEY MARKET FUND - 0.05% 455,517
(Cost $455,517)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.21%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.12% 11,503,874
11,503,874
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.21% 11,503,874
(Cost $11,503,874)
TOTAL INVESTMENTS
-
100.88%
$ 955,538,169
(Cost $625,932,420)
Liabilities in Excess of Other Assets - (0.88%) (8,290,216)
NET ASSETS - 100.00% $ 947,247,953
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2022.
*** Security is perpetual and has no stated maturity date.
^ Rate disclosed as of March 31, 2022.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $0, which is
0.00% of total net assets.
+ This security or a portion of the security is out on loan as of
March 31, 2022. Total loaned securities had a value of
$38,205,896 as of March 31, 2022.
CVR - Contingent Value Right
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks
Industrials $ 148,399,785 $ 26,180 $ – $ 148,425,965
Other
Industries (a) 795,020,887 – – 795,020,887
Total Common
Stocks 943,420,672 26,180 – 943,446,852
Preferred
Stock 12,326 – – 12,326
Rights – – 0 0
Warrants 119,600 – – 119,600
Money Market
Fund – 455,517 – 455,517
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 11,503,874 – 11,503,874
TOTAL
$943,552,598 $11,985,571 $0 $955,538,169
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2021 $ 9,000
Purchases 0
Sales –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) (9,000)
Transfers in –
Transfers out –
Balance as of 03/31/2022 $ 0
Net change in unrealized Appreciation/(Depreciation) from
investments held as of 03/31/2022 $ (9,000)